Loan Receivable	12 Months Ended
Mar. 31, 2026
Loan Receivable [Abstract]
Loan Receivable

8. Loan Receivable

On February 9, 2026, the Company entered into a Loan Agreement with Curiosum Ltd., a private corporation (“Curiosum” or the “Borrower”), pursuant to which the Company advanced a loan of $251,110 to Curiosum (the “Loan”). The Loan was advanced on February 9, 2026.

The Loan arose directly from the settlement agreement dated February 9, 2026 between the Company and KAOS Capital Ltd. (the “KAOS Settlement”). Under the KAOS Settlement, the Borrower agreed to purchase 50,220 common shares of PBM held by the KAOS Group at US$5.00 per share, for a total purchase price of $251,110 (See Note 16). The Loan proceeds were directed to fund this share repurchase.

Loan Terms
Principal amount	$251,110
Maturity date (3 month term)	May 9, 2026
Interest rate (RBC Prime Rate + 1% per annum)	5.45%

Loan Carrying Amount
Loan principal	$251,110
Accrued interest receivable	$1,875
Loan receivable	$252,985

Subsequent to year end, the Loan was repaid in full.